Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity
Note 11. Stockholders' Equity

Preferred Stock

On July 10, 2013, the board of directors of the company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 500,000 shares of Preferred Stock, par value $0.001 per share.

In July 2013, the Board of Directors of the Company designated 140,000 shares of Preferred Stock as Series A Convertible Preferred Stock (or “Series A”). Furthermore, each share of Series A is convertible into 100 shares of common stock at any time after issuance and the holder of each share of Series A is entitled to 100 votes when the vote of holders of the Company’s common stock is sought. In January 2015, the Board of Directors of the Company increased the number of Series A designated from 140,000 to 401,000. There are currently 1,000 shares of Series A outstanding.

In April 2015, the Board of Directors of the Company designated 75,000 shares of Preferred Stock as Series B Convertible Preferred Stock (or “Series B”). The Series B shares are convertible into common stock at a conversion rate of one Series B share for 289 common shares. In addition, a holder of Series B Preferred Stock shall not be entitled to have any voting rights and shall hold a liquidation preference junior to a holder of Series A shares and pari passu with common shareholders. There are currently no shares of Series B outstanding.

Common Stock:

The Company originally authorized 50,000,000 shares of common stock with a par value of $0.001. Effective May 20, 2014, the Company increased its authorized shares of common stock from 50,000,000 to 500,000,000.

On July 9, 2020, Maxim was issued 450,000 shares of common stock in exchange for common stock payable.

On July 28, 2020, Wayne Homschek elected to exercise 3,000,000 of his cashless warrants and 2,052,632 of common stock was issued.

As of September 30, 2020, and December 31, 2019, the Company had 51,588,958 and 49,086,326 shares of common stock issued and outstanding.

On October 15, 2019, the Company engaged Maxim Group LLC (“Maxim”) as its financial advisor to assist the Company in growth strategy to the investment community with an ultimate goal of a potential up-list and capital raise on NASDAQ.

As consideration for Maxim’s services, Maxim shall be entitled to receive, and the Company agrees to pay Maxim, the following compensation:

(a) The Company will issue to Maxim or its designees 2,000,000 shares of the Company’s Common Stock (“Common Stock”) based on the following schedule:

i.	550,000 restricted shares of Common Stock upon the execution of the Agreement implying a price per share of $0.10. These shares were valued on October 15, 2019 at $0.054 with a value of $29,920. As of September 30,2020, the full amount of $29,920 was expensed as consulting fees and the shares were issued on January 13, 2020.

ii.	$54,000 payable in 450,000 restricted shares of Common Stock six months from the date of the Agreement implying a price per shares of $0.12. These shares were valued on October 15, 2019 at a price of $0.054 with a value of $24,480. As of September 30, 2020, $24,480 was expensed as consulting fees and the shares were issued on July 9, 2020.

iii.	1,000,000 restricted shares of Common Stock upon an up listing of the Company’s Common Stock to a national exchange.

Options:

During 2014, the Company granted the chief executive officer of the Company an immediately exercisable option to purchase an aggregate of 400,000 shares of Series A at an exercise price of $0.0206 per share. There is no expiration date for this option and the related expense has been recorded in prior years.

Warrants:

On April 25, 2019, Wayne Homschek joined the Board of Directors as an independent Director who aided in corporate strategy, financing and investor relations. He was paid $5,000 per month for one year and receive a warrant, exercisable into 3,000,000 shares of common stock at an exercise price of $0.03 per share. As per the agreement, 1,500,000 warrants vested in six months and the remaining balance of 1,500,000 vested one year later. The following table summarizes the warrants outstanding of the Company for the nine months ended September 30, 2020:

	Number of	Weighted Average
	Warrants	Exercise Price ($)
Outstanding at December 31,2019	3,000,000	.03
Granted	-	-
Exercised	(3,000,000)	(.03)
Expired	-	-
Outstanding at September 30, 2020	0	0

The Company has calculated the estimated fair market value of these warrant sat $142,950, using the Black-Scholes model and the following assumptions: expected term 5.75 years, stock price $0.05, exercise price $0.03, 153.48% volatility, 2.35% risk free rate, and no forfeiture rate.

The Company recognized stock-based compensation of $38,928 and $119,148 for the nine months ended September 30, 2020 and 2019, respectively.

On July 25, 2020, Wayne Homschek was terminated as a director of Amplitech Group, Inc. The Board of Directors of the Company determined that the monthly compensation payable to Mr. Homschek was no longer financially viable. Prior to such termination, the Company had no disagreements with Mr. Homschek regarding the reporting or operations of the Company. Upon Mr. Homshek's termination, the Company accelerated the vesting period of his warrants. On July 28, 2020, Mr. Homschek exercised 3,000,000 of his cashless warrants for 2,052,632 of common stock.

Preferred Stock

On July 10, 2013, the board of directors of the company approved a certificate of amendment to the articles of incorporation and changed the authorized capital stock of the Company to include and authorize 500,000 shares of Preferred Stock, par value $0.001 per share.

In July 2013, the Board of Directors of the Company designated 140,000 shares of Preferred Stock as Series A Convertible Preferred Stock (or “Series A”). Furthermore, each share of Series A is convertible into 100 shares of common stock at any time after issuance and the holder of each share of Series A is entitled to 100 votes when the vote of holders of the Company’s common stock is sought. In January 2015, the Board of Directors of the Company increased the number of Series A designated from 140,000 to 401,000. There are currently 1,000 shares of Series A outstanding.

In April 2015, the Board of Directors of the Company designated 75,000 shares of Preferred Stock as Series B Convertible Preferred Stock (or “Series B”). The Series B shares are convertible into common stock at a conversion rate of one Series B share for 289 common shares. In addition, a holder of Series B Preferred Stock shall not be entitled to have any voting rights and shall hold a liquidation preference junior to a holder of Series A shares and pari passu with common shareholders. There are currently no shares of Series B outstanding.

Common Stock:

The Company originally authorized 50,000,000 shares of common stock with a par value of $0.001. Effective May 20, 2014, the Company increased its authorized shares of common stock from 50,000,000 to 500,000,000. As of December 31, 2019, and 2018, the Company had 49,086,326 and 48,336,326 shares of common stock issued and outstanding, respectively.

On February 14, 2018, the Company entered into an advisory agreement to assist in product sales and distribution in Asia and the Middle East. The advisor was paid compensation of a total of 2.2 million shares of restricted common stock valued at the closing market price on the date the shares were issued. The first installment of 500,000 shares was issued on February 14, 2018 at $0.035 and the second installment of 1,700,000 shares on April 9, 2018 at $0.04. The total value of shares issued for services aggregated to $85,500. As of December 31, 2019, $80,633 of the stock- expense had been recognized and $5,317 remained as a prepaid to be amortized over a two-year service period.

On July 2, 2019, Amplitech Group, Inc. entered an engagement for strategic intellectual property consulting services with ipCapital Group (“ipCG”), to assist in the formulation and execution ofAmplitech’s intellectual property (“IP”) strategy around its proprietary trade secrets, knowhow and technology to formulate a comprehensive “ipStory”. The consideration paid to ipCG is $30,000, of which ipCG has agreed to accept 200,000 shares of restricted common stock upon completion of the project. These shares were issued on October 15, 2019 at a value of $14,000.

On October 15, 2019, the Company engaged Maxim Group LLC (“Maxim”) as its financial advisor to assist the Company in growth strategy to the investment community with an ultimate goal of a potential up-list and capital raise on NASDAQ.

As consideration for Maxim’s services, Maxim shall be entitled to receive, and the Company agrees to pay Maxim, the following compensation:

(a)	The Company will issue to Maxim or its designees 2,000,000 shares of the Company’s Common Stock (“Common Stock”) based on the following schedule:

i.

550,000 restricted shares of Common Stock upon the execution of the Agreement implying a price per share of $0.10. These shares were valued on October 15, 2019 at $0.054 with a value of $29,920. As of December 31,2019, $12,589 was expensed with the balance of $17,331 in prepaid expenses to be amortized over the vesting period. The shares were issued on January 13, 2020.

ii.

$54,000 payable in 450,000 restricted shares of Common Stock six months from the date of the Agreement implying a price per shares of $0.12. These shares were valued on October 15, 2019 at a price of $0.054 with a value of $24,480. As of December 31, 2019, these shares have not been issued and classified as common stock payable.

iii.	1,000,000 restricted shares of Common Stock upon an up listing of the Company’s Common Stock to a national exchange (NASDAQ or NYSE).

Options:

During 2014, the Company granted the chief executive officer of the Company an immediately exercisable option to purchase an aggregate of 400,000 shares of Series A at an exercise price of $0.0206 per share. There is no expiration date for this option and the related expense has been recorded in prior years.

Warrants:

On April 25, 2019, Wayne Homschek joined the Board of Directors as an independent Director who will aid in corporate strategy, financing and investor relations. He will be paid $5,000 per month for one year and receive a warrant, exercisable into 3,000,000 shares of common stock at an exercise price of $0.03 per share. As per the agreement, 1,500,000 warrants vest in six months and the remaining balance of 1,500,000 shall vest one year later. The following table summarizes the warrants outstanding of the Company for the year ended December 31, 2019:

		Weighted Average
	Number of Warrants	Exercise Price ($)	Intrinsic Value
Outstanding at December 31, 2018	-	-
Granted	3,000,000	.03
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2019	3,000,000	.03	$113,400

Exercisable at December 31, 2019	1,500,000	.03	$56,700

The Company has calculated the estimated fair market value of these warrants at $142,950, using the Black-Scholes model and the following assumptions: expected term 5.75 years, stock price $0.05, exercise price $0.03, 153.48% volatility, 2.35% risk free rate, and no forfeiture rate. The weighted average life of these warrants is 9.32 years.

The Company recognized stock-based compensation of $104,023 and $0 for the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, the total remaining unrecognized compensation cost related to non-vested warrants was $38,927.